Securities (Tables)	6 Months Ended
Apr. 30, 2020
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Summary of Securities

$ millions, as at	2020 Apr. 30	2019 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$49,512	$46,196
Equity securities designated at FVOCI	607	602
Securities measured at amortized cost (1)	26,140	20,115
Securities mandatorily measured and designated at FVTPL	57,547	54,397
	$133,806	$121,310
(1)
There were no sales of securities measured at amortized cost during the quarter (during the quarter ended October 31, 2019: $110 million of amortized cost debt securities were disposed of shortly before maturity resulting in a realized loss of $1 million).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2020 Apr. 30				2019 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$10,354	$6	$(8)	$10,352	$10,842	$12	$(3)	$10,851
Other Canadian governments	13,668	29	(35)	13,662	12,252	22	(3)	12,271
U.S. Treasury and agencies	10,111	94	(1)	10,204	9,353	25	(7)	9,371
Other foreign governments	6,305	37	(13)	6,329	5,318	25	(7)	5,336
Mortgage-backed securities	2,771	49	(10)	2,810	2,688	15	(4)	2,699
Asset-backed securities	172	–	(10)	162	47	–	–	47
Corporate debt	5,979	26	(12)	5,993	5,608	16	(3)	5,621
	49,360	241	(89)	49,512	46,108	115	(27)	46,196
Corporate public equity (2)	40	16	(9)	47	40	15	(9)	46
Corporate private equity	541	73	(54)	560	493	85	(22)	556
	581	89	(63)	607	533	100	(31)	602
	$49,941	$330	$(152)	$50,119	$46,641	$215	$ (58)	$46,798
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $32 million (October 31, 2019: $23 million).
(2)	Includes restricted stock.

Summary of Allowance for Losses measured at FVOCI
The following tables provide a reconciliation of the opening balance to the closing balance of the expected credit loss (ECL) allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2020	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$14	$2	$6	$22
	Provision for (reversal of) credit losses (1)(2)	5	4	–	9
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	1	1
	Balance at end of period	$19	$6	$7	$32
2020	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$14	$3	$6	$23
	Provision for (reversal of) credit losses (1)	(1)	–	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	1	(1)	–	–
	Balance at end of period	$14	$2	$6	$22
2019	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$15	$3	$5	$23
	Provision for (reversal of) credit losses (1)	–	–	–	–
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	1	1
	Balance at end of period	$15	$3	$6	$24
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $13 million for the three months ended April 30, 2020 for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the six months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2020	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$14	$3	$6	$23
	Provision for (reversal of) credit losses (1)(2)	4	4	–	8
	Write-offs	–	–	–	–
	Foreign exchange and other	1	(1)	1	1
	Balance at end of period	$19	$6	$7	$32
2019	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$15	$3	$5	$23
	Provision for (reversal of) credit losses (1)	–	–	4	4
	Write-offs	–	–	(4)	(4)
	Foreign exchange and other	–	–	1	1
	Balance at end of period	$15	$3	$6	$24
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $13 million for the six months ended April 30, 2020 for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.